Share-based option plan - Stock option activity (Details) - Stock options	12 Months Ended
	Dec. 31, 2017 BRL (R$) Options	Dec. 31, 2016 BRL (R$) Options
Number and weighted average exercise prices of share options
Balance at the beginning of the year (in shares) | Options	10,877,982	10,057,732
Granted (in shares) | Options	10,023,977	820,250
Cancelled (in shares) | Options	(468,818)
Exercised (in shares) | Options	(4,182,454)
Balance at the end of the year (in shares) | Options	16,250,687	10,877,982
Number of options exercisable (in shares) | Options	4,788,718	7,566,621
Balance at the beginning of the year (in reais)	R$ 8.38	R$ 7.49
Granted (in reais)	12.58	19.37
Cancelled (in reais)	8.19
Exercised (in reais)	5.61
Balance at the end of the year (in reais)	11.69	8.38
Number of options exercisable (in reais)	8.11	5.26
Share-based compensation expense (in reais)	R$ 19,900,000	R$ 9,900,000